Offerings - Offering: 1	Sep. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.5
Offering Note

The proposed maximum aggregate offering price is $5,000,000.00. The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based on the maximum aggregate offering price of the securities being registered. At the Section 6(b) fee rate in effect for the federal government's fiscal year 2026 of $138.10 per $1,000,000 (0.00013810), the amount of the registration fee is $690.50.